CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 3.6%
AT&T, Inc.	33,000	$ 683,100
Comcast Corporation - Class A	56,000	1,374,800
Verizon Communications, Inc.	29,500	1,249,030
		3,306,930
Consumer Discretionary - 7.0%
Best Buy Co, Inc.	22,000	1,669,360
Genuine Parts Company	16,500	1,946,670
Home Depot, Inc. (The)	5,400	1,904,472
Tractor Supply Company	28,500	900,885
		6,421,387
Consumer Staples - 13.3%
Conagra Brands, Inc.	64,000	861,440
Dollar General Corporation	10,200	1,174,122
J M Smucker Company (The)	17,000	1,912,500
Kimberly-Clark Corporation	18,500	2,030,745
Mondelez International, Inc. - Class A	36,000	2,082,240
Philip Morris International, Inc. (a)	8,000	1,447,280
Target Corporation	13,000	1,697,930
Unilever plc - ADR	15,500	931,860
		12,138,117
Energy - 7.2%
Chevron Corporation (a)	4,700	779,072
ConocoPhillips (a)	14,000	1,455,440
Devon Energy Corporation (a)	31,000	1,280,920
Exxon Mobil Corporation (a)	9,000	1,230,480
Shell PLC - ADR	10,000	775,400
SLB Ltd.	24,000	1,115,760
		6,637,072
Financials - 18.4%
Fifth Third Bancorp	30,500	1,719,285
JPMorgan Chase & Company	4,600	1,505,718
MetLife, Inc.	18,000	1,522,980
Prudential Financial, Inc.	17,500	1,888,775
State Street Corporation (a)	9,000	1,526,400
Travelers Companies, Inc. (The) (a)	5,500	1,815,660
Truist Financial Corporation	43,000	2,142,260
US Bancorp	38,000	2,295,200
Wells Fargo & Company	27,500	2,272,600
		16,688,878
Health Care - 11.3%
Bristol-Myers Squibb Company (a)	28,000	1,613,360
CVS Health Corporation (a)	22,000	2,275,900
Johnson & Johnson (a)	4,700	1,193,659
Medtronic PLC	19,000	1,486,370
Merck & Company, Inc. (a)	10,700	1,374,950
Novo Nordisk A/S - ADR	22,000	1,054,680
Pfizer, Inc.	54,500	1,312,360
		10,311,279
Industrials - 9.3%
Emerson Electric Company	18,000	2,576,700
Lockheed Martin Corporation - Class B	2,400	1,222,704
Stanley Black & Decker, Inc.	25,000	2,353,000

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 9.3% (Continued)
United Parcel Service, Inc. - Class B	22,000	$ 2,365,000
		8,517,404
Materials - 7.0%
Amcor plc	32,000	1,387,200
International Flavors & Fragrances, Inc. (a)	23,000	1,822,060
LyondellBasell Industries N.V. - Class A (a)	22,000	1,158,300
PPG Industries, Inc.	17,000	2,061,930
		6,429,490
Real Estate - 2.0%
Weyerhaeuser Company	75,000	1,795,500

Technology - 16.5%
Accenture PLC - Class A	14,000	1,742,160
Corning, Inc. (a)	7,800	1,992,354
Fidelity National Information Services, Inc.	35,000	1,360,800
Hewlett Packard Enterprise Company (a)	91,000	4,105,010
HP, Inc. (a)	77,000	1,689,380
International Business Machines Corporation	4,200	1,181,082
Texas Instruments, Inc. (a)	10,000	2,980,700
		15,051,486
Utilities - 3.7%
Duke Energy Corporation	13,000	1,645,540
National Fuel Gas Company(a)	5,500	424,655
NiSource, Inc.	28,000	1,331,400
		3,401,595

Total Common Stocks (Cost $70,386,687)		$ 90,699,138

MONEY MARKET FUNDS - 4.8%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.54% (b) (Cost $4,369,951)	4,369,951	4,369,951

Total Investments at Value - 104.1% (Cost $74,756,638)		$ 95,069,089

Liabilities in Excess of Other Assets - (4.1%)		(3,693,526)

Net Assets - 100.0%		$ 91,375,563

ADR	- American Depositary Receipt.
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Security, or a portion of the security, covers a written call option. The total value of securities as of June 30, 2026 was $29,524,602.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

COVERED WRITTEN CALL OPTIONS (c)	Contracts (d)	Notional Value	Strike Price	Expiration Date	Value of Options
Bristol-Myers Squibb Company	140	$ 806,680	$ 67 .50	09/21/26	$ 5,600
Chevron Corporation	47	779,072	210 .00	09/21/26	1,739
ConocoPhillips	53	550,988	120 .00	08/24/26	4,240
Corning, Inc.	78	1,992,354	115 .00	08/24/26	1,212,900
CVS Health Corporation	82	848,290	95 .00	11/23/26	114,390
Devon Energy Corporation	129	533,028	57 .50	10/19/26	3,870
Exxon Mobil Corporation	35	478,520	160 .00	07/20/26	315
Hewlett Packard Enterprise Company	312	1,407,432	26 .00	08/24/26	616,200
Hewlett Packard Enterprise Company	248	1,118,728	31 .00	11/23/26	419,120
Hewlett Packard Enterprise Company	350	1,578,850	65 .00	01/18/27	142,800
HP, Inc.	232	509,008	35 .00	01/18/27	13,920
International Flavors & Fragrances, Inc.	122	966,484	95 .00	11/23/26	34,770
Johnson & Johnson	47	1,193,659	260 .00	09/21/26	47,470
LyondellBasell Industries N.V.	220	1,158,300	85 .00	09/21/26	5,720
Merck & Company, Inc.	107	1,374,950	135 .00	09/21/26	49,755
National Fuel Gas Company	55	424,655	95 .00	07/20/26	9,625
Philip Morris International, Inc.	80	1,447,280	200 .00	11/23/26	55,280
State Street Corporation	90	1,526,400	175 .00	01/18/27	131,400
Texas Instruments, Inc.	65	1,937,455	230 .00	07/20/26	458,575
Texas Instruments, Inc.	35	1,043,245	260 .00	09/21/26	196,350
Travelers Companies, Inc. (The)	55	1,815,660	280 .00	07/20/26	278,190
					3,802,229

Total Covered Written Call Options (Premiums received $1,322,528)					$ 3,802,229

(c) Each option contract is exchange traded. (d) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.